DTR-Q1

Quarterly Report
January 31, 2026
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
1/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 74.0%
Aerospace & Defense – 2.2%
Amprius Technologies, Inc. (a)	3,076	$38,266
Axon Enterprise, Inc. (a)	348	168,286
Babcock International Group PLC	3,243	63,679
BETA Technologies, Inc., “A” (a)	534	11,481
Boeing Co. (a)	2,918	681,995
BWX Technologies, Inc.	2,858	587,119
CACI International, Inc., “A” (a)	148	91,846
Curtiss-Wright Corp.	328	215,394
General Dynamics Corp.	837	293,862
General Electric Co.	1,505	461,719
Hexcel Corp.	1,624	134,484
Howmet Aerospace, Inc.	2,829	588,658
Karman Holdings, Inc. (a)	424	44,011
KBR, Inc.	951	40,712
L3Harris Technologies, Inc.	260	89,141
Leidos Holdings, Inc.	380	71,546
Leonardo DRS, Inc.	1,692	69,474
Mirion Technologies, Inc. (a)	3,817	94,814
MTU Aero Engines Holding AG	693	307,632
RTX Corp.	532	106,895
Singapore Technologies Engineering Ltd.	16,200	124,802
Standard Aero, Inc. (a)	4,024	124,301
Textron, Inc.	5,688	500,885
Thales S.A.	401	121,683
York Space Systems, Inc. (a)	808	27,432
		$5,060,117
Airlines – 0.1%
Alaska Air Group, Inc. (a)	1,732	$88,038
Delta Air Lines, Inc.	941	62,002
Qantas Airways Ltd.	8,429	59,106
Southwest Airlines Co.	1,376	65,388
		$274,534
Alcoholic Beverages – 0.7%
Brown-Forman Corp., “ B”	1,405	$38,455
Carlsberg Group	619	83,806
China Resources Beer Holdings Co. Ltd.	37,000	124,184
Davide Campari-Milano N.V. (l)	10,222	72,506
Heineken N.V.	7,432	610,852
Pernod Ricard S.A.	6,893	613,450
		$1,543,253
Apparel Manufacturers – 0.6%
Birkenstock Holding PLC (a)	1,988	$75,067
Burberry Group PLC (a)	1,569	23,595
Columbia Sportswear Co.	991	54,782
Compagnie Financiere Richemont S.A.	2,053	397,162
LVMH Moet Hennessy Louis Vuitton SE	1,183	766,901
Wolverine World Wide, Inc.	1,566	27,750
		$1,345,257
Automotive – 0.7%
Aptiv PLC (a)	2,298	$174,073
Atmus Filtration Technologies, Inc.	1,203	69,738
Carvana Co. (a)	505	202,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Compagnie Generale des Etablissements Michelin	1,617	$60,089
Goodyear Tire & Rubber Co. (a)	3,687	34,695
Group 1 Automotive, Inc.	138	48,888
LKQ Corp.	1,807	59,360
Modine Manufacturing Co. (a)	603	111,350
Niterra Co. Ltd.	3,000	130,867
Shimano, Inc.	2,400	273,404
Stanley Electric Co. Ltd.	3,000	59,027
Suzuki Motor Corp.	7,900	107,530
Tesla, Inc. (a)	318	136,870
Toyota Industries Corp.	400	51,060
Visteon Corp.	920	83,591
		$1,603,103
Biotechnology – 0.7%
ABSCI Corp. (a)(l)	4,070	$12,169
Adaptive Biotechnologies Corp. (a)	2,083	38,535
Biogen, Inc. (a)	226	40,655
CG Oncology, Inc. (a)	474	24,672
Cogent Biosciences, Inc. (a)	545	19,571
CSL Ltd.	720	90,959
Exact Sciences Corp. (a)	2,981	305,076
Gilead Sciences, Inc.	7,062	1,002,451
Immunocore Holdings PLC, ADR (a)	1,042	33,917
		$1,568,005
Broadcasting – 0.8%
Netflix, Inc. (a)	1,448	$120,894
Nexstar Media Group, Inc.	492	104,491
Nippon Television Holdings, Inc.	4,600	110,393
Omnicom Group, Inc.	1,276	98,303
Spotify Technology S.A. (a)	1,909	955,168
Tencent Music Entertainment Group, ADR	7,772	130,414
TKO Group Holdings, Inc.	1,417	287,056
		$1,806,719
Brokerage & Asset Managers – 3.4%
Ares Management Co.	2,098	$314,008
B3 S.A. - Brasil Bolsa Balcao	190,700	585,208
Bank of New York Mellon Corp.	5,910	708,727
Barclays PLC	30,083	200,140
Bolsa Mexicana de Valores S.A. de C.V.	55,700	111,712
Bullish (a)	534	16,127
Carlyle Group, Inc.	3,462	203,496
Charles Schwab Corp.	647	67,236
Citigroup, Inc.	15,539	1,798,018
CME Group, Inc.	224	64,749
Deutsche Boerse AG	1,790	452,575
Euronext N.V.	957	133,743
GCM Grosvenor, Inc., “A”	3,458	39,145
Hamilton Lane, Inc., “A”	703	99,292
Interactive Brokers Group, Inc.	4,166	311,950
KKR & Co., Inc.	5,802	662,937
London Stock Exchange Group PLC	912	101,357
LPL Financial Holdings, Inc.	673	245,308
Miami International Holdings, Inc. (a)	704	29,378
NASDAQ, Inc.	9,360	906,890
P10, Inc.	4,711	50,785
PJT Partners, Inc.	461	79,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Raymond James Financial, Inc.	610	$101,175
Robinhood Markets, Inc. (a)	1,552	154,393
StepStone Group, Inc.	1,079	76,275
TMX Group Ltd.	4,560	168,348
TPG, Inc.	911	53,667
WisdomTree Investments, Inc.	3,951	64,006
		$7,800,412
Business Services – 0.9%
Accenture PLC, “A”	1,779	$469,016
Bunzl PLC	2,083	58,374
Cognizant Technology Solutions Corp., “A”	949	77,875
Experian PLC	5,913	223,151
Fidelity National Information Services, Inc.	1,066	58,896
Fujitsu Ltd.	4,100	113,468
Global Payments, Inc.	765	54,881
Intertek Group PLC	2,436	148,798
MARA Holdings, Inc. (a)(l)	1,954	18,563
NCR Atleos Corp. (a)	2,182	81,389
Nomura Research Institute Ltd.	7,600	230,858
NS Solutions Corp.	3,200	84,425
OBIC Co. Ltd.	5,700	158,264
Sodexo	2,163	110,607
TransUnion	1,321	104,385
Zscaler, Inc. (a)	358	71,604
		$2,064,554
Chemicals – 0.1%
Avient Corp.	1,669	$60,334
BioLife Solutions, Inc. (a)	2,243	48,897
Eastman Chemical Co.	853	59,130
Element Solutions, Inc.	2,659	77,377
FUJIFILM Holdings Corp.	2,200	43,884
Qnity Electronics, Inc.	483	46,455
		$336,077
Computer Software – 4.5%
ACI Worldwide, Inc. (a)	1,200	$52,032
Adobe Systems, Inc. (a)	1,474	432,250
Alkami Technology, Inc. (a)	2,894	61,324
AppLovin Corp. (a)	680	321,715
Atlassian Corp. (a)	97	11,463
Autodesk, Inc. (a)	1,225	309,766
Cadence Design Systems, Inc. (a)(f)	1,914	567,233
CCC Intelligent Holdings, Inc. (a)	8,594	65,143
Check Point Software Technologies Ltd. (a)	280	50,263
Cloudflare, Inc., “A” (a)	780	138,333
Computer Modelling Group Ltd.	27,857	98,813
Constellation Software, Inc.	110	203,008
CrowdStrike Holdings, Inc. (a)	882	389,319
Dassault Systemes SE	16,600	456,896
Datadog, Inc., “A” (a)	1,500	193,980
Elastic N.V. (a)	383	25,251
Guidewire Software, Inc. (a)	1,403	197,486
JFrog Ltd. (a)	1,638	89,762
Kinaxis, Inc. (a)	1,489	150,360
Microsoft Corp. (f)(s)	9,108	3,919,081
MongoDB, Inc. (a)	217	80,579
nCino, Inc. (a)	1,284	27,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Netskope, Inc., “A” (a)	4,192	$62,251
Okta, Inc. (a)	6,337	535,350
Pegasystems, Inc.	1,643	71,783
Salesforce, Inc.	1,651	350,491
SAP SE	4,645	939,095
SentinelOne, Inc., “A” (a)	1,975	27,611
ServiceTitan, Inc., “A” (a)	447	35,018
Thryv, Inc. (a)	4,704	22,626
Totvs S.A.	37,700	319,280
Vertex, Inc., “A” (a)	2,839	52,663
Wisetech Global Ltd.	2,479	100,123
		$10,357,761
Computer Software - Systems – 3.2%
Amadeus IT Group S.A.	11,724	$786,851
Apple, Inc. (f)	18,519	4,805,310
Arista Networks, Inc. (a)	317	44,932
Box, Inc., “A” (a)	2,173	55,086
CDW Corp.	370	46,764
Cisco Systems, Inc.	2,272	177,943
Digi International, Inc. (a)	901	38,806
Hitachi Ltd.	19,700	682,422
Insight Enterprises, Inc. (a)	466	39,153
NEC Corp.	1,300	43,765
Q2 Holdings, Inc. (a)	905	55,431
Samsung Electronics Co. Ltd.	1,023	114,069
Seagate Technology Holdings PLC	248	101,107
Shopify, Inc. (a)	238	31,233
Venture Corp. Ltd.	13,200	169,657
Wix.com Ltd. (a)	412	35,778
Zebra Technologies Corp., “A” (a)	179	42,061
		$7,270,368
Construction – 1.4%
Allegion PLC	718	$118,750
Breedon Group PLC	26,198	120,593
Builders FirstSource, Inc. (a)	326	37,294
Compagnie de Saint-Gobain S.A.	3,848	379,585
CRH PLC	4,823	590,383
Equity Lifestyle Properties, Inc., REIT	1,055	66,644
Essex Property Trust, Inc., REIT	222	55,915
Ferguson Enterprises, Inc.	321	81,040
Independence Realty Trust, Inc., REIT	6,697	111,840
James Hardie Industries PLC (a)	5,099	117,226
James Hardie Industries PLC, GDR (a)	3,058	70,548
Knife River Corp. (a)	1,143	76,775
M/I Homes, Inc. (a)	435	58,160
Mid-America Apartment Communities, Inc., REIT	399	53,586
Mohawk Industries, Inc. (a)	415	49,128
Otis Worldwide Corp.	642	54,840
Pulte Homes, Inc.	970	121,337
QXO, Inc. (a)	6,385	141,619
Sherwin-Williams Co.	86	30,499
Sika AG	278	53,331
Simpson Manufacturing Co., Inc.	364	64,348
Smith Douglas Homes Corp. (a)(l)	842	15,190
Stanley Black & Decker, Inc.	664	52,230
Taylor Morrison Home Corp. (a)	609	37,119
Techtronic Industries Co. Ltd.	19,000	259,021

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	1,414	$424,964
		$3,241,965
Consumer Products – 1.0%
Beiersdorf AG	920	$109,543
Colgate-Palmolive Co. (f)	6,798	613,791
Estée Lauder Cos., Inc., “A”	63	7,263
Haleon PLC	125,227	649,262
International Flavors & Fragrances, Inc.	702	49,007
Kenvue, Inc.	5,666	98,588
Kimberly-Clark Corp.	2,783	278,272
Newell Brands, Inc.	11,160	47,430
ODDITY Tech Ltd. (a)	1,216	39,933
Prestige Consumer Healthcare, Inc. (a)	1,030	66,404
Reckitt Benckiser Group PLC (a)	2,186	182,225
Uni-Charm Corp.	11,200	67,985
		$2,209,703
Consumer Services – 0.5%
Adtalem Global Education, Inc. (a)	745	$77,145
Asante, Inc.	9,800	101,571
Booking Holdings, Inc.	121	605,223
Grand Canyon Education, Inc. (a)	201	34,942
Lyft, Inc. (a)	5,518	93,089
Meitec Group Holdings, Inc.	4,700	105,018
Phoenix Educations Partners, Inc. (l)	862	26,299
Uber Technologies, Inc. (a)	465	37,223
		$1,080,510
Containers – 0.1%
Amcor PLC	1,135	$50,224
Avery Dennison Corp.	309	57,322
Graphic Packaging Holding Co.	5,955	87,241
Silgan Holdings, Inc.	1,513	65,286
Verallia (l)	2,667	69,865
		$329,938
Electrical Equipment – 2.2%
Advanced Drainage Systems, Inc.	267	$40,595
Amphenol Corp., “A”	2,514	362,217
Corning, Inc.	1,249	128,959
Eaton Corp. PLC	836	293,787
Emerson Electric Co.	420	61,723
Hubbell, Inc.	119	58,065
Itron, Inc. (a)	279	27,643
Legrand S.A.	3,943	630,968
Littlefuse, Inc.	312	101,013
Mitsubishi Electric Corp.	23,400	730,305
nVent Electric PLC	2,092	234,848
Resideo Technologies, Inc. (a)	921	31,553
Schneider Electric SE	7,188	2,064,468
TE Connectivity PLC	212	47,229
TriMas Corp.	1,211	42,107
Vontier Corp.	1,700	63,750
W.W. Grainger, Inc.	37	39,958
		$4,959,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.8%
Advanced Energy Industries, Inc.	871	$222,418
Analog Devices, Inc.	2,249	699,169
Applied Materials, Inc.	2,739	882,834
ASM International N.V.	187	157,334
ASML Holding N.V.	165	237,750
ASMPT Ltd.	11,500	152,949
Bel Fuse, Inc.	241	48,487
Broadcom, Inc.	3,073	1,018,085
Coherent Corp. (a)	1,190	252,494
Disco, Inc.	200	85,539
Entegris, Inc.	555	65,529
Flex Ltd. (a)	1,892	119,272
Formfactor, Inc. (a)	2,098	147,888
Lam Research Corp.	2,145	500,772
MACOM Technology Solutions Holdings, Inc. (a)	547	119,826
Micron Technology, Inc.	851	353,063
Monolithic Power Systems, Inc.	327	367,597
nLIGHT, Inc. (a)	1,875	85,519
NVIDIA Corp. (f)	35,643	6,812,446
NXP Semiconductors N.V.	238	53,821
Plexus Corp. (a)	342	68,171
Silicon Motion Technology Corp., ADR	1,845	219,426
Skyworks Solutions, Inc.	468	26,096
Taiwan Semiconductor Manufacturing Co. Ltd.	23,654	1,334,155
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,117	1,360,915
Tokyo Electron Ltd.	700	186,851
TTM Technologies, Inc. (a)	1,464	143,765
		$15,722,171
Energy - Independent – 1.4%
Antero Resources Corp. (a)	3,086	$112,238
Chord Energy Corp.	345	34,583
ConocoPhillips (s)	4,495	468,514
Core Natural Resources, Inc.	443	42,253
Diamondback Energy, Inc.	464	76,073
EOG Resources, Inc.	3,818	428,112
EQT Corp.	219	12,643
Expand Energy Corp.	1,528	171,762
Marathon Petroleum Corp.	874	153,990
Matador Resources Co.	2,223	100,569
Peabody Energy Corp.	2,241	79,018
Permian Resources Corp.	11,040	178,075
Phillips 66	2,102	301,763
Reliance Industries Ltd.	30,999	470,238
Valero Energy Corp. (s)	2,145	389,167
Viper Energy, Inc., “A”	2,392	101,277
		$3,120,275
Energy - Integrated – 0.8%
Aker BP ASA	7,008	$204,772
Eni S.p.A.	5,909	120,655
Exxon Mobil Corp.	4,871	688,759
Galp Energia SGPS S.A., “B”	5,439	107,860
TotalEnergies SE	11,191	811,170
		$1,933,216

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Renewables – 0.4%
AES Corp.	16,019	$234,678
Bloom Energy Corp. (a)	517	78,258
GE Vernova, Inc.	811	589,086
Generac Holdings, Inc. (a)	211	35,457
		$937,479
Engineering - Construction – 0.7%
EMCOR Group, Inc.	418	$301,265
Jacobs Solutions, Inc.	530	71,688
JGC Holdings Corp.	11,500	160,692
Legence Corp., “A” (a)	2,794	131,067
MYR Group, Inc. (a)	151	37,756
Primoris Services Corp.	657	97,400
Prologis Property Mexico S.A. de C.V., REIT	29,808	136,964
Quanta Services, Inc.	609	289,050
Taisei Corp.	4,100	407,722
TopBuild Corp. (a)	202	94,546
		$1,728,150
Entertainment – 0.1%
CTS Eventim AG	1,111	$93,436
Live Nation Entertainment, Inc. (a)	1,645	239,265
		$332,701
Food & Beverages – 1.5%
Ajinomoto Co., Inc.	2,200	$50,039
Campbell Soup Co.	925	25,882
Chocoladefabriken Lindt & Sprungli AG	22	314,753
Coca-Cola Europacific Partners PLC	600	55,020
Cranswick PLC	1,398	100,621
General Mills, Inc.	3,115	144,100
Ingredion, Inc.	3,932	464,369
Mondelez International, Inc.	434	25,376
Monster Worldwide, Inc. (a)	5,090	411,068
Morinaga & Co. Ltd.	6,900	120,202
Nestle S.A.	9,248	878,443
Nomad Foods Ltd.	3,715	47,180
Novozymes A/S	871	53,322
PepsiCo, Inc.	335	51,466
S Foods, Inc.	4,600	90,211
Toyo Suisan Kaisha Ltd.	6,600	470,393
Tyson Foods, Inc., “A”	978	63,893
Utz Brands, Inc.	2,461	25,939
		$3,392,277
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	3,019	$50,266
Alimentation Couche-Tard, Inc.	530	27,573
BIM Birlesik Magazalar A.S.	4,230	64,588
Jeronimo Martins SGPS S.A.	7,073	166,925
JM Holdings Co. Ltd. (l)	11,200	129,615
Paltac Corp.	3,000	93,707
Sundrug Co. Ltd.	3,400	90,514
		$623,188
Forest & Paper Products – 0.1%
International Paper Co.	2,060	$83,059
Suzano Papel e Celulose S.A., ADR	12,222	114,520
		$197,579

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	8,738	$100,077
Gaming & Lodging – 1.3%
Accor S.A.	1,020	$55,447
Aristocrat Leisure Ltd.	1,235	46,061
Brightstar Lottery PLC	4,749	68,765
Carnival Corp.	8,584	257,692
DraftKings, Inc. (a)	3,322	91,388
Flutter Entertainment PLC (a)	1,664	274,810
Galaxy Entertainment Group Ltd.	16,000	81,515
Genius Sports Ltd. (a)	8,811	76,656
Hilton Worldwide Holdings, Inc.	161	48,060
Hyatt Hotels Corp. (l)	1,399	218,762
Marriott International, Inc., “A”	1,864	587,719
Royal Caribbean Cruises Ltd.	300	97,395
Sands China Ltd.	41,200	89,814
Sportradar Group AG (a)	6,330	114,636
VICI Properties, Inc., REIT	2,376	66,718
Viking Holdings Ltd. (a)	10,960	790,764
		$2,966,202
General Merchandise – 0.3%
Dollar General Corp.	1,969	$282,414
Dollarama, Inc.	2,205	297,152
Ollie's Bargain Outlet Holdings, Inc. (a)	575	63,428
		$642,994
Health Maintenance Organizations – 0.8%
Cigna Group (f)	4,640	$1,271,870
Humana, Inc.	2,700	527,040
		$1,798,910
Insurance – 3.1%
AIA Group Ltd.	73,000	$844,274
Allstate Corp.	930	185,061
American International Group, Inc.	880	65,894
Ameriprise Financial, Inc. (f)	1,592	839,286
Aon PLC	1,756	613,968
Assurant, Inc.	338	80,488
AXIS Capital Holdings Ltd.	507	52,312
Beazley PLC	34,989	542,449
Brown & Brown, Inc.	399	28,768
Chubb Ltd.	196	60,674
Corebridge Financial, Inc.	2,060	63,510
Equitable Holdings, Inc.	23,387	1,085,157
Everest Group Ltd.	157	52,011
Hanover Insurance Group, Inc.	507	88,289
Hartford Insurance Group, Inc.	837	113,045
Hiscox Ltd.	4,082	82,779
Lincoln National Corp.	2,904	120,835
Marsh & McLennan Cos., Inc.	2,743	516,205
Progressive Corp.	2,982	620,256
Samsung Fire & Marine Insurance Co. Ltd.	130	45,248
Selective Insurance Group, Inc.	631	53,054
Sompo Holdings, Inc.	2,900	99,615
Steadfast Group Ltd.	25,109	91,445
Stewart Information Services Corp.	613	41,335
Unipol Gruppo S.p.A.	7,630	169,805
Voya Financial, Inc.	877	67,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	1,765	$560,334
		$7,183,328
Interactive Media Services – 2.9%
Alphabet, Inc., “A” (f)	8,288	$2,801,344
Alphabet, Inc., “C”	4,189	1,418,102
Meta Platforms, Inc., “A” (f)	2,995	2,145,917
NAVER Corp.	1,342	256,392
		$6,621,755
Leisure & Toys – 0.9%
Brunswick Corp.	2,417	$193,892
Capcom Co. Ltd. (l)	1,100	27,976
Corsair Gaming, Inc. (a)	5,405	27,565
Mattel, Inc. (a)	2,036	42,532
Patrick Industries, Inc.	1,104	139,292
Roblox Corp., “A” (a)	3,040	199,910
Sony Group Corp.	5,000	111,592
Take-Two Interactive Software, Inc. (a)	1,366	300,930
Tencent Holdings Ltd.	11,200	868,806
VTech Holdings Ltd.	12,400	96,745
		$2,009,240
Machinery & Tools – 3.6%
AGCO Corp.	8,505	$964,552
Albany International Corp.	1,137	63,092
Alliance Laundry Holdings, Inc. (a)	1,282	28,307
Assa Abloy AB	26,884	1,086,225
Atlas Copco AB	6,031	124,412
Azbil Corp.	10,500	91,390
Caterpillar, Inc.	332	218,243
CNH Industrial N.V.	29,612	318,625
Crane Co.	463	84,562
Daikin Industries Ltd.	500	60,045
ESAB Corp.	462	55,948
Flowserve Corp.	2,738	213,975
GEA Group AG	15,145	1,084,308
Hayward Holdings, Inc. (a)	3,742	60,396
Herc Holdings, Inc.	305	43,719
Hillman Solutions Corp. (a)	5,761	53,981
Illinois Tool Works, Inc. (s)	1,138	297,314
IMI PLC	9,396	355,111
Ingersoll Rand, Inc.	633	54,495
ITT, Inc.	237	43,205
Kadant, Inc.	112	35,956
Keyence Corp.	200	72,939
Nordson Corp.	385	105,694
PACCAR, Inc.	4,113	505,529
Pentair PLC	1,079	113,694
RB Global, Inc.	7,250	822,943
Regal Rexnord Corp.	637	102,875
Spirax Group PLC	4,299	427,366
Timken Co.	742	69,147
Trane Technologies PLC	105	44,161
Trimble, Inc. (a)	2,010	135,876
Wabtec Corp.	1,783	410,340
Weir Group PLC	2,025	89,389
		$8,237,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.6%
Banco Bilbao Vizcaya Argentaria S.A.	5,989	$152,275
Banco Bradesco S.A., ADR	24,717	100,104
Bank of Ireland Group PLC	34,233	695,711
BNP Paribas S.A.	1,564	169,074
BPER Banca S.p.A.	18,193	255,654
DBS Group Holdings Ltd.	10,940	509,117
ING Groep N.V.	6,021	177,140
JPMorgan Chase & Co.	2,478	757,995
Mizuho Financial Group, Inc.	8,300	363,782
Morgan Stanley	3,503	640,348
NatWest Group PLC	101,126	920,476
PNC Financial Services Group, Inc.	322	71,903
Regions Financial Corp.	2,674	76,209
Resona Holdings, Inc.	57,300	662,564
Simmons First National Corp.	1,549	31,491
Toronto-Dominion Bank	1,614	150,845
UBS Group AG	3,438	161,838
		$5,896,526
Medical & Health Technology & Services – 1.4%
Azenta, Inc. (a)	2,439	$94,828
Cencora, Inc.	223	80,106
Charles River Laboratories International, Inc. (a)	846	178,066
Doximity, Inc. (a)	2,016	75,540
GeneDX Holdings Corp. (a)	501	48,226
Guardant Health, Inc. (a)	552	62,950
HCA Healthcare, Inc.	547	267,084
ICON PLC (a)	453	81,653
Labcorp Holdings, Inc.	236	64,079
M3, Inc. (l)	15,900	196,284
McKesson Corp. (f)	1,863	1,548,544
Omega Healthcare Investors, Inc., REIT	6,453	283,158
Option Care Health, Inc. (a)	1,604	54,536
Schrodinger, Inc. (a)	5,534	77,310
Tempus AI, Inc. (a)	275	16,450
Universal Health Services, Inc.	283	56,957
Ventas, Inc., REIT	900	69,903
Waystar Holding Corp. (a)	1,860	49,402
		$3,305,076
Medical Equipment – 2.4%
Abbott Laboratories	1,340	$146,462
Agilent Technologies, Inc.	4,071	544,903
Alcon, Inc.	832	67,180
Align Technology, Inc. (a)	308	50,213
AtriCure, Inc. (a)	1,119	41,325
Avantor, Inc. (a)	2,795	30,521
Becton, Dickinson and Co.	2,735	556,518
Billiontoone, Inc., “A” (a)	321	26,486
Bio-Techne Corp.	8,133	521,244
Boston Scientific Corp. (a)	2,660	248,790
Caris Life Sciences, Inc. (a)	571	13,224
Ceribell, Inc. (a)	1,221	25,165
Concentra Group Holdings, Inc.	2,952	65,475
ConvaTec Group PLC	22,548	70,963
Cooper Companies, Inc. (a)	515	41,911
Danaher Corp.	1,270	277,990
Eiken Chemical Co. Ltd. (l)	7,800	120,558
Envista Holdings Corp. (a)	2,173	51,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
EssilorLuxottica	992	$303,256
GE Healthcare Technologies, Inc.	511	40,354
Gerresheimer AG	1,688	50,462
Globus Medical, Inc. (a)	616	55,859
Integer Holdings Corp. (a)	1,719	149,312
iRhythm Technologies, Inc. (a)	357	55,160
Lumexa Imaging Holdings, Inc. (a)	2,311	28,310
Masimo Corp. (a)	1,788	245,546
Medline, Inc., “A” (a)	574	25,371
Medtronic PLC	661	68,057
Natera, Inc. (a)	1,382	319,436
PROCEPT BioRobotics Corp. (a)	631	18,274
QIAGEN N.V.	6,865	363,092
Repligen Corp. (a)	1,208	180,439
Revvity, Inc.	428	46,566
Smith & Nephew PLC	9,017	153,243
STERIS PLC	375	98,475
Terumo Corp.	3,900	50,842
Thermo Fisher Scientific, Inc.	652	377,254
UFP Technologies, Inc. (a)	228	57,260
Waters Corp. (a)	114	42,262
		$5,628,758
Metals & Mining – 0.6%
ArcelorMittal S.A.	10,009	$545,515
Glencore PLC	59,157	404,130
Mitsui & Co. Ltd.	3,100	100,856
Nucor Corp.	339	60,247
Rio Tinto PLC	1,178	108,611
Uranium Energy Corp. (a)	3,818	65,822
		$1,285,181
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	1,732	$288,101
Brookfield Infrastructure Corp.	1,022	48,903
China Resources Gas Group Ltd.	9,600	26,420
DCC PLC	2,083	132,139
Italgas S.p.A.	28,258	338,641
MDU Resources Group, Inc.	1,522	31,216
New Jersey Resources Corp.	1,209	59,821
ONE Gas, Inc.	704	56,010
Spire, Inc.	793	67,001
UGI Corp.	1,171	46,969
		$1,095,221
Natural Gas - Pipeline – 0.3%
APA Group	20,568	$126,898
Cheniere Energy, Inc.	1,757	371,641
Plains GP Holdings LP	6,600	135,168
Targa Resources Corp.	525	105,514
		$739,221
Network & Telecom – 0.4%
Ciena Corp. (a)	350	$88,134
Qualcomm, Inc.	5,650	856,483
		$944,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.4%
Baker Hughes Co.	584	$32,727
Expro Group Holdings N.V. (a)	4,193	67,130
TechnipFMC PLC	10,521	586,230
Tenaris S.A., ADR	3,276	145,127
		$831,214
Other Banks & Diversified Financials – 3.9%
AIB Group PLC	54,654	$612,210
American Express Co.	1,662	585,307
Banc of California, Inc.	2,296	45,874
Berkshire Hills Bancorp, Inc.	2,171	61,548
Bitgo Holdings, Inc. (a)	1,549	20,912
CaixaBank S.A.	53,993	713,927
Cathay General Bancorp, Inc.	1,462	74,825
Central Banco, Inc.	2,253	54,297
Chiba Bank Ltd. (l)	38,800	522,481
Columbia Banking System, Inc.	4,363	128,447
Credicorp Ltd.	1,809	645,505
CVB Financial Corp.	3,013	59,386
East West Bancorp, Inc.	1,090	124,740
Eastern Bankshares, Inc.	3,415	69,956
Fifth Third Bancorp	1,356	68,098
First Hawaiian, Inc.	2,947	78,243
First Interstate BancSystem, Inc.	2,248	79,737
GMO Payment Gateway, Inc.	1,100	63,515
Hancock Whitney Corp.	1,148	78,982
HDFC Bank Ltd.	10,009	101,110
HDFC Bank Ltd., ADR	12,850	416,083
M&T Bank Corp.	417	92,395
Mastercard, Inc., “A”	1,824	982,753
Metropolitan Bank & Trust Co.	122,657	152,070
Moody's Corp.	81	41,760
Northern Trust Corp.	4,951	739,828
Popular, Inc.	5,187	692,620
Prosperity Bancshares, Inc.	1,840	126,978
Riot Platforms, Inc. (a)	3,981	61,586
Shizuoka Financial Group, Inc.	8,600	139,925
SLM Corp.	4,072	110,555
Synchrony Financial (f)	15,640	1,135,933
Texas Capital Bancshares, Inc. (a)	658	66,570
UMB Financial Corp.	509	64,714
United Community Bank, Inc.	1,950	67,139
		$9,080,009
Pharmaceuticals – 3.2%
AbbVie, Inc.	1,362	$303,740
ACADIA Pharmaceuticals, Inc. (a)	1,717	43,148
Annexon, Inc. (a)	2,292	14,302
Ascendis Pharma, ADR (a)	1,259	284,660
AstraZeneca PLC	3,765	700,650
Bristol-Myers Squibb Co.	22,498	1,238,515
Collegium Pharmaceutical, Inc. (a)	2,759	126,693
Cytokinetics, Inc. (a)	643	40,631
Daiichi Sankyo Co. Ltd.	18,300	335,350
Harmony Biosciences Holdings (a)	1,284	46,892
Incyte Corp. (a)	7,656	766,136
Ionis Pharmaceuticals, Inc. (a)	1,575	130,205
Johnson & Johnson (s)	4,674	1,062,166
Kiniksa Pharmaceuticals International PLC (a)	946	41,548

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Kymera Therapeutics, Inc. (a)	596	$43,323
Legend Biotech Corp., ADR (a)	1,347	23,573
Ligand Pharmaceuticals, Inc. (a)	1,102	211,694
Merck & Co., Inc.	1,581	174,337
Merck KGaA	675	100,454
Mirum Pharmaceuticals, Inc. (a)	487	50,268
Neurocrine Biosciences, Inc. (a)	286	38,913
Novartis AG	1,655	245,387
Pfizer, Inc.	1,879	49,681
Roche Holding AG	2,615	1,186,315
Ultragenyx Pharmaceutical, Inc. (a)	558	13,431
		$7,272,012
Pollution Control – 0.1%
GFL Environmental, Inc.	3,122	$134,090
Precious Metals & Minerals – 1.4%
Agnico Eagle Mines Ltd.	2,024	$384,748
Agnico Eagle Mines Ltd.	1,392	265,176
Alamos Gold, Inc.	2,264	83,899
Franco-Nevada Corp.	7,265	1,700,618
Northern Star Resources Ltd. Co.	1,880	37,887
OR Royalties, Inc.	1,703	67,166
Wheaton Precious Metals Corp.	5,184	682,964
		$3,222,458
Printing & Publishing – 0.0%
Wolters Kluwer N.V.	677	$63,300
Railroad & Shipping – 0.2%
Kirby Corp. (a)	321	$37,769
Sankyu, Inc.	2,300	136,683
Union Pacific Corp.	1,115	262,137
		$436,589
Real Estate – 0.6%
Acadia Realty Trust, REIT	2,846	$56,948
Brixmor Property Group, Inc., REIT	9,488	254,184
CapitaLand Investment Ltd.	58,800	142,366
CBRE Group, Inc., “A” (a)	1,313	223,643
Cushman & Wakefield Ltd. (a)	3,010	49,484
Essential Properties Realty Trust, REIT	2,052	62,299
Four Corners Property Trust, Inc., REIT	1,750	43,138
Jones Lang LaSalle, Inc. (a)	795	284,538
PennyMac Financial Services, Inc.	381	38,070
Urban Edge Properties, REIT	2,355	45,758
W.P. Carey, Inc., REIT	1,050	73,237
		$1,273,665
Real Estate - Office – 0.0%
Cousins Properties, Inc., REIT	2,002	$50,530
Douglas Emmett, Inc., REIT	2,912	30,751
		$81,281
Real Estate - Storage – 0.3%
Extra Space Storage, Inc., REIT	542	$74,780
Prologis, Inc., REIT	3,849	502,525
Rexford Industrial Realty, Inc., REIT	2,377	96,340
SmartStop Self Storage REIT	1,363	42,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage – continued
Terreno Realty Corp., REIT	1,429	$87,940
		$804,438
Restaurants – 0.8%
Aramark	20,577	$792,009
Black Rock Coffee Bar, Inc., “A” (a)(l)	2,596	38,706
Chefs' Warehouse, Inc. (a)	2,156	135,612
Darden Restaurants, Inc.	230	45,851
Greggs PLC (l)	4,404	96,841
Starbucks Corp.	1,819	167,257
SYSCO Corp.	796	66,745
U.S. Foods Holding Corp. (a)	2,014	168,411
Wingstop, Inc.	914	242,603
		$1,754,035
Specialty Chemicals – 1.2%
Akzo Nobel N.V. (l)	781	$54,897
Ashland, Inc.	1,697	103,788
Chemours Co.	2,071	31,044
Corteva, Inc.	5,004	364,291
Croda International PLC	3,729	139,198
DuPont de Nemours, Inc.	967	42,471
Linde PLC	2,648	1,210,057
Quaker Chemical Corp.	394	60,574
Shin-Etsu Chemical Co. Ltd.	2,600	86,168
Symrise AG	6,943	584,816
		$2,677,304
Specialty Stores – 2.5%
Amazon.com, Inc. (a)(f)	11,499	$2,751,711
AutoZone, Inc. (a)	69	255,596
BJ's Wholesale Club Holdings, Inc. (a)	893	82,549
Burlington Stores, Inc. (a)	528	156,214
Coupang, Inc. (a)	6,785	136,786
Floor & Decor Holdings, Inc., “A” (a)	416	27,439
Lowe's Cos., Inc.	1,950	520,767
NEXT PLC	379	68,793
Nitori Co. Ltd. (l)	1,600	27,449
O'Reilly Automotive, Inc. (a)(f)	12,748	1,254,531
Pan Pacific International Holdings Corp.	14,500	85,814
Pet Valu Holdings Ltd.	1,506	30,194
Ross Stores, Inc.	473	89,231
Target Corp.	1,918	202,292
TJX Cos., Inc.	303	45,392
Tractor Supply Co.	509	25,898
ZOZO, Inc.	12,000	98,940
		$5,859,596
Telecom - Infrastructure – 0.1%
American Tower Corp., REIT	203	$36,394
Cellnex Telecom S.A.	4,914	151,562
Infrastrutture Wireless Italiane S.p.A. (l)	10,423	91,920
		$279,876
Telecom Services – 0.2%
Advanced Info Service Public Co. Ltd.	6,000	$66,550
EchoStar Corp., “A” (a)	588	66,573
Etihad Etisalat Co.	6,437	120,822
KDDI Corp.	6,800	114,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – continued
Koninklijke KPN N.V.	16,631	$80,983
SoftBank Group Corp.	800	21,985
		$471,440
Tobacco – 0.7%
Altria Group, Inc. (f)	17,861	$1,107,203
British American Tobacco PLC	2,838	169,937
Philip Morris International, Inc.	1,513	271,493
		$1,548,633
Trucking – 0.2%
FedEx Corp.	185	$59,616
J.B. Hunt Transport Services, Inc.	260	52,707
Knight-Swift Transportation Holdings, Inc.	854	47,055
RXO, Inc. (a)	1,506	21,958
Seino Holdings Co. Ltd.	6,900	107,361
SG Holdings Co. Ltd. (l)	8,700	83,762
XPO, Inc. (a)	471	69,760
		$442,219
Utilities - Electric Power – 1.9%
Alliant Energy Corp.	1,731	$114,090
CenterPoint Energy, Inc.	1,905	75,609
CLP Holdings Ltd.	3,500	33,131
CMS Energy Corp.	1,157	82,714
Dominion Energy, Inc. (f)	7,826	470,890
DTE Energy Co.	1,362	183,026
Duke Energy Corp.	4,155	504,209
E.ON SE	3,867	81,889
Edison International	5,935	369,632
Evergy, Inc.	602	46,191
National Grid PLC	9,006	152,132
NorthWestern Corp.	994	67,453
NRG Energy, Inc.	4,215	643,335
PG&E Corp.	24,475	377,404
Pinnacle West Capital Corp.	728	68,112
Portland General Electric Co.	1,522	76,481
PPL Corp.	790	28,638
Public Service Enterprise Group, Inc.	1,084	89,278
Sempra	767	66,737
Southern Co.	4,580	409,040
Talen Energy Corp. (a)	333	116,004
Vistra Corp.	1,386	219,473
		$4,275,468
Total Common Stocks		$169,801,047
Bonds – 19.4%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$75,000	$74,987
Boeing Co., 5.15%, 5/01/2030	110,000	113,053
Boeing Co., 5.805%, 5/01/2050	307,000	303,211
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	106,000	111,858
L3Harris Technologies, Inc., 5.4%, 1/15/2027	39,000	39,538
L3Harris Technologies, Inc., 5.4%, 7/31/2033	211,000	219,701
		$862,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.992%, 11/15/2054 (i)	$967,659	$33,571
ACREC 2021-FL1 Ltd., “A”, FLR, 4.942% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	9,821	9,821
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	81,775	82,485
Angel Oak Mortgage Trust, 2025-3, “A1”, 5.42%, 3/25/2070 (n)	155,333	156,786
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.43% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	115,000	115,359
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	341	341
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	1,179,468	54,060
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	77,006	77,604
Home Owner Mortgage Enhanced , 5.077%, 8/25/2060 (n)	100,000	100,109
KREF 2018-FT1 Ltd., “A”, FLR, 4.862% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	37,253	37,241
KREF 2018-FT1 Ltd., “AS”, FLR, 5.091% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	99,803
MF1 2024-FL5 LLC, “A”, FLR, 5.363% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,213
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	66,186	66,319
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	55,628	56,247
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	109,841	110,576
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	17,315	17,419
		$1,117,954
Automotive – 0.4%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$49,192
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	201,540
Ford Motor Credit Co. LLC, 5.73%, 9/05/2030	200,000	204,761
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	39,000	34,645
Hyundai Capital America, 6.375%, 4/08/2030 (n)	155,000	165,560
Hyundai Capital America, 4.5%, 9/18/2030 (n)	26,000	26,010
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	200,639
		$882,347
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$190,000	$158,208
Walt Disney Co., 3.8%, 5/13/2060	150,000	109,841
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	137,000	131,831
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	79,000	75,824
		$475,704
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$63,000	$65,382
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	82,000	89,046
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	160,000	158,582
Jefferies Financial Group Inc., 5.5%, 2/15/2036	149,000	147,080
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	119,441
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	137,016
LPL Holdings, Inc., 5.65%, 3/15/2035	182,000	185,465
LSEGA Finance PLC, 2%, 4/06/2028 (n)	200,000	191,717
The Carlyle Group, Inc., 5.05%, 9/19/2035	204,000	200,790
		$1,294,519
Building – 0.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$221,000	$221,924
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	82,000	83,396
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	69,000	70,305
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	40,679
Vulcan Materials Co., 4.5%, 6/15/2047	114,000	97,391
Vulcan Materials Co., 5.7%, 12/01/2054	93,000	92,562
		$606,257

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.3%
Accenture Capital, Inc., 4.25%, 10/04/2031	$70,000	$70,009
Accenture Capital, Inc., 4.5%, 10/04/2034	44,000	43,274
Fiserv, Inc., 4.4%, 7/01/2049	114,000	89,692
Mastercard, Inc., 4.35%, 1/15/2032	93,000	93,473
Mastercard, Inc., 3.85%, 3/26/2050	167,000	129,988
Paychex, Inc., 5.1%, 4/15/2030	134,000	137,832
Paychex, Inc., 5.35%, 4/15/2032	129,000	133,358
		$697,626
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$71,000	$73,384
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	105,000	86,208
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	44,000	42,488
Comcast Corp., 5.35%, 5/15/2053	184,000	165,481
Videotron Ltd., 3.625%, 6/15/2029 (n)	134,000	130,909
Videotron Ltd., 5.7%, 1/15/2035 (n)	148,000	150,706
		$649,176
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050	$180,000	$109,090
Microsoft Corp., 2.5%, 9/15/2050	113,000	68,162
Oracle Corp., 4.8%, 9/26/2032	80,000	77,450
Oracle Corp., 4%, 7/15/2046	98,000	67,617
		$322,319
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050 (f)	$229,000	$142,563
Conglomerates – 0.3%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$143,000	$149,110
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	94,332
Regal Rexnord Corp., 6.3%, 2/15/2030	208,000	220,536
Regal Rexnord Corp., 6.4%, 4/15/2033	42,000	44,882
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	186,000	188,457
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	52,294
		$749,611
Consumer Products – 0.2%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$238,144
L'Oréal S.A., 5%, 5/20/2035 (n)	200,000	203,560
Mattel, Inc., 3.75%, 4/01/2029 (n)	65,000	63,662
		$505,366
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034	$97,000	$103,234
CBRE Services, Inc., 5.5%, 6/15/2035	50,000	51,530
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	203,717
		$358,481
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$178,000	$185,377
Electronics – 0.2%
Broadcom, Inc., 5.05%, 7/12/2029	$90,000	$92,723
Broadcom, Inc., 5.2%, 7/15/2035	118,000	120,579
Broadcom, Inc., 4.8%, 2/15/2036	134,000	132,271
Broadcom, Inc., 5.7%, 1/15/2056	98,000	98,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Intel Corp., 5.7%, 2/10/2053	$79,000	$74,580
		$518,909
Emerging Market Quasi-Sovereign – 0.1%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$200,000	$200,000
Emerging Market Sovereign – 0.3%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$200,000	$203,652
United Mexican States, 5.85%, 7/02/2032	200,000	204,320
United Mexican States, 5.625%, 2/09/2034	200,000	199,268
United Mexican States, 5.625%, 9/22/2035	200,000	196,000
		$803,240
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$76,000	$80,368
Occidental Petroleum Corp., 4.4%, 4/15/2046	118,000	93,843
Pioneer Natural Resources Co., 1.9%, 8/15/2030	177,000	160,544
Pioneer Natural Resources Co., 2.15%, 1/15/2031	112,000	101,719
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	133,000	145,700
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	46,000	46,130
		$628,304
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$215,000	$138,121
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$109,000	$108,959
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	193,000	198,407
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	61,000	61,127
		$368,493
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$197,000	$195,096
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	115,000	111,639
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	132,000	130,967
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	186,000	188,322
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	205,413
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	200,000	199,320
		$1,030,757
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$347,000	$345,597
Bacardi Ltd., 5.15%, 5/15/2038 (n)	414,000	389,840
Diageo Capital PLC, 5.625%, 10/05/2033	200,000	211,813
Flowers Foods, Inc., 5.75%, 3/15/2035	105,000	104,555
Flowers Foods, Inc., 6.2%, 3/15/2055	31,000	28,421
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	68,000	65,650
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	79,000	74,806
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	99,000	92,958
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	78,000	81,076
Kraft Heinz Foods Co., 4.875%, 10/01/2049	76,000	65,082
Kraft Heinz Foods Co., 5.5%, 6/01/2050	112,000	104,296
Mars, Inc., 4.55%, 4/20/2028 (n)	40,000	40,519
Mars, Inc., 4.75%, 4/20/2033 (n)	184,000	185,379
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	46,755
Mars, Inc., 5.7%, 5/01/2055 (n)	262,000	261,129
SYSCO Corp., 4.45%, 3/15/2048	179,000	152,230
		$2,250,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.3%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$206,189
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	200,000	202,591
Las Vegas Sands Corp., 5.9%, 6/01/2027	31,000	31,569
Las Vegas Sands Corp., 6.2%, 8/15/2034	91,000	94,658
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,985
Marriott International, Inc., 3.5%, 10/15/2032	95,000	88,649
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,968
		$733,609
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$128,000	$131,699
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	234,000	136,810
		$268,509
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$92,000	$87,626
Corebridge Financial, Inc., 4.35%, 4/05/2042	149,000	127,432
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	113,000	113,982
Lincoln National Corp., 5.852%, 3/15/2034	107,000	111,666
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	214,000	227,681
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	172,000	173,689
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	136,000	132,188
		$974,264
Insurance - Health – 0.3%
Elevance Health, Inc., 5.65%, 6/15/2054	$116,000	$111,980
Humana, Inc., 5.375%, 4/15/2031	83,000	85,013
Humana, Inc., 5.55%, 5/01/2035	113,000	113,313
Humana, Inc., 4.95%, 10/01/2044	46,000	39,629
UnitedHealth Group, Inc., 5.3%, 2/15/2030	60,000	62,470
UnitedHealth Group, Inc., 2.3%, 5/15/2031	105,000	94,684
UnitedHealth Group, Inc., 5.5%, 7/15/2044	80,000	78,651
UnitedHealth Group, Inc., 5.875%, 2/15/2053	160,000	160,770
		$746,510
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 4.85%, 5/07/2030	$108,000	$110,617
American International Group, Inc., 5.125%, 3/27/2033	146,000	149,502
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	145,000	159,435
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	140,000	155,203
Brown & Brown, Inc., 5.25%, 6/23/2032	50,000	51,004
Brown & Brown, Inc., 6.25%, 6/23/2055	26,000	26,887
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	134,000	126,658
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	63,000	65,763
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	145,000	153,392
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	172,000	176,032
Marsh & McLennan Cos., Inc., 4.9%, 3/15/2049	35,000	31,682
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	52,507
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	92,000	88,809
		$1,347,491
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$208,633
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	179,732
		$388,365
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$201,934

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.2%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$206,717
CNH Industrial Capital LLC, 5.5%, 1/12/2029	95,000	98,334
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	146,462
		$451,513
Major Banks – 3.3%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$86,394
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	166,170
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	210,000	219,011
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	248,000	227,573
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	243,000	258,106
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	200,000	201,810
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	193,736
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	155,537
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	152,347
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	150,000	153,179
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	150,000	151,753
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	130,000	131,764
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	198,000	198,159
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	138,000	137,408
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	200,000	204,986
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	398,000	414,668
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	265,794
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	118,000	121,543
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	185,000	185,780
JPMorgan Chase & Co., 4.81% to 10/22/2035, FLR (SOFR - 1 day + 1.19%) to 10/22/2036	150,000	147,868
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	186,000	184,585
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	196,752
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	358,874
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	200,000	202,342
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	98,000	101,025
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	93,000	90,297
Morgan Stanley, 2.239% to 7/21/2031, FLR (SOFR - 1 day + 1.178%) to 7/21/2032	73,000	64,781
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	110,000	113,877
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	263,000	261,777
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	229,593
Nationwide Building Society, 4.351%, 9/30/2030 (n)	200,000	199,660
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	258,993
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,675
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	93,000	97,563
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	140,000	145,343
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	176,033
Toronto-Dominion Bank, 4.693%, 9/15/2027	94,000	95,140
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	209,036
UBS Group AG, 5.58%, 5/09/2036 (n)	365,000	378,381
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	200,000	203,271
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	59,000	61,048
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	41,000	42,360
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	160,000	165,472
		$7,663,464
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$198,385
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	186,406
Baxter International, Inc., 4.9%, 12/15/2030	39,000	39,291
Baxter International, Inc., 5.65%, 12/15/2035	55,000	55,467
CommonSpirit Health, 5.662%, 9/01/2055	66,000	64,039
HCA, Inc., 4.9%, 11/15/2035	113,000	110,977
HCA, Inc., 5.7%, 11/15/2055	101,000	96,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ICON Investments Six DAC, 5.809%, 5/08/2027	$200,000	$203,763
Marin General Hospital, 7.242%, 8/01/2045	59,000	64,047
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	61,000	63,074
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	165,000	165,333
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	178,000	131,351
		$1,378,356
Medical Equipment – 0.2%
Danaher Corp., 2.6%, 10/01/2050	$248,000	$151,381
Stryker Corp., 4.625%, 9/11/2034	263,000	260,582
		$411,963
Metals & Mining – 0.1%
Glencore Finance Co., 5.55%, 10/25/2042 (n)	$10,000	$9,784
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	45,000	46,322
Rio Tinto Finance (USA) PLC, 5.75%, 3/14/2055	54,000	55,019
Vale Overseas Ltd., 6.4%, 6/28/2054	92,000	94,597
		$205,722
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$153,000	$156,488
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	22,000	22,182
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	108,000	114,467
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	77,000	82,026
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	153,000	148,928
Energy Transfer LP, 4%, 10/01/2027	77,000	76,943
Energy Transfer LP, 5.95%, 5/15/2054	121,000	115,364
Enterprise Products Operating LLC, 4.85%, 1/31/2034	164,000	165,265
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	70,248	68,673
Plains All American Pipeline LP, 5.95%, 6/15/2035	236,000	246,080
Plains All American Pipeline LP, 5.6%, 1/15/2036	64,000	64,933
Targa Resources Corp., 4.95%, 4/15/2052	269,000	229,676
		$1,491,025
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$40,000	$35,434
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	90,000	93,622
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	105,448
		$234,504
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$227,000	$239,811
Sempra, 6.875% to 10/01/2029, FLR (CMT - 5yr. + 2.789%) to 10/01/2054	59,000	60,478
		$300,289
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$200,000	$205,292
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	206,603
		$411,895
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$86,000	$88,870
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	200,000	167,500
		$256,370
Other Banks & Diversified Financials – 0.6%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$212,171
Bank Hapolaim B.M., 4.722%, 7/14/2029 (n)	202,000	201,625
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	222,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	$200,000	$228,866
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	43,000	43,283
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	38,000	41,191
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	169,000	169,664
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	226,000	243,367
		$1,363,112
Pharmaceuticals – 0.5%
AbbVie, Inc., 5.35%, 3/15/2044	$262,000	$259,134
AbbVie, Inc., 5.4%, 3/15/2054	83,000	80,500
Eli Lilly & Co., 4.7%, 2/09/2034	196,000	198,092
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	23,880
Merck & Co., Inc., 4.75%, 12/04/2035	159,000	157,640
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	123,000	116,658
Pfizer, Inc., 2.55%, 5/28/2040	58,000	42,554
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	340,000	359,028
		$1,237,486
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$182,000	$191,932
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$196,000	$184,650
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	101,000	99,463
Canadian Pacific Railway Co., 3.1%, 12/02/2051	237,000	157,319
		$441,432
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$274,000	$274,699
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$81,000
Boston Properties LP, REIT, 2.75%, 10/01/2026	127,000	125,868
COPT Defense Properties, 4.5%, 10/15/2030	96,000	95,769
Corporate Office Property LP, REIT, 2%, 1/15/2029	85,000	79,899
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	50,000	45,661
Highwoods Realty LP, 5.35%, 1/15/2033	213,000	213,629
		$641,826
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034	$181,000	$185,059
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$88,605
Realty Income Corp., REIT, 5.375%, 9/01/2054	182,000	175,758
STORE Capital Corp., REIT, 4.625%, 3/15/2029	117,000	116,731
STORE Capital Corp., REIT, 2.75%, 11/18/2030	199,000	181,270
		$562,364
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 5.077%, 9/29/2035 (n)	$100,000	$100,216
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	98,678
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,934
Home Depot, Inc., 3.9%, 6/15/2047	237,000	188,436
		$415,264
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$165,000	$120,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$78,000	$74,422
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$92,554
American Tower Corp., 5.45%, 2/15/2034	115,000	119,131
American Tower Corp., 3.7%, 10/15/2049	101,000	75,137
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	161,950
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	100,000	99,834
Rogers Communications, Inc., 4.5%, 3/15/2042	150,000	128,887
Rogers Communications, Inc., 4.55%, 3/15/2052	20,000	16,130
T-Mobile USA, Inc., 5.05%, 7/15/2033	184,000	186,966
T-Mobile USA, Inc., 5.75%, 1/15/2054	60,000	58,511
Vodafone Group PLC, 5.625%, 2/10/2053	153,000	147,313
		$1,086,413
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$112,000	$121,051
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	154,987
		$276,038
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$140,152
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	141,000	144,061
		$284,213
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$108,000	$110,362
U.S. Treasury Bonds, 4.875%, 8/15/2045 (f)	326,000	327,885
U.S. Treasury Bonds, 4.625%, 11/15/2045 (f)	244,000	237,328
		$675,575
Utilities - Electric Power – 1.8%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$187,271
AEP Texas, Inc., 5.7%, 5/15/2034	140,000	146,012
AEP Transmission Co. LLC, 5.375%, 6/15/2035	76,000	78,154
AEP Transmission Co. LLC, 5.4%, 3/15/2053	163,000	157,622
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,157
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	85,679
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	65,000	62,183
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,658
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	58,603
Duke Energy Florida LLC, 3.4%, 10/01/2046	85,000	62,038
Duke Energy Florida LLC, 6.2%, 11/15/2053	150,000	160,617
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	400,000	375,468
Eversource Energy, 4.45%, 12/15/2030	57,000	56,905
Eversource Energy, 5.5%, 1/01/2034	154,000	158,423
FirstEnergy Corp., 2.65%, 3/01/2030	125,000	116,880
Florida Power & Light Co., 3.95%, 3/01/2048	297,000	236,533
Georgia Power Co., 4.7%, 5/15/2032	128,000	129,715
Georgia Power Co., 5.125%, 5/15/2052	151,000	140,540
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	187,000	168,738
MidAmerican Energy Co., 5.85%, 9/15/2054	131,000	134,265
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	149,000	132,600
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	99,000	100,605
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	106,000	108,747
Pacific Gas & Electric Co., 2.5%, 2/01/2031	93,000	84,089
Pacific Gas & Electric Co., 4%, 12/01/2046	120,000	90,249
PPL Electric Utilities Corp., 4.85%, 2/15/2034	171,000	172,369
PSEG Power LLC, 5.2%, 5/15/2030 (n)	125,000	128,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PSEG Power LLC, 5.75%, 5/15/2035 (n)	$137,000	$141,555
Public Service Electric & Gas Co., 5.5%, 3/01/2055	79,000	77,848
Southern California Edison Co., 4.5%, 9/01/2040	39,000	34,029
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	139,000	138,805
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	139,000	138,252
Xcel Energy, Inc., 4.6%, 6/01/2032	143,000	142,298
Xcel Energy, Inc., 5.5%, 3/15/2034	119,000	122,528
		$4,180,666
Utilities - Gas – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$42,771
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	81,371
Spire, Inc., 6.25%, 6/01/2056	184,000	183,361
		$307,503
Total Bonds		$44,572,024
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%, 10/15/2027	883	$65,978
Contingent Value Rights – 0.0%
Biotechnology – 0.0%
Sanofi S.A., (a)(u)	101	$0

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (a)	CAD 11.5	3/31/40	149	$0
Medical Equipment – 0.0%
OptiNose, Inc. (a)	$ 2.565	11/23/27	1	$0
Total Warrants				$0

Mutual Funds (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 3.73% (v)	12,803,072	$12,805,632

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Euro Stoxx 50 Index – 2/20/2026 @ EUR 4,800	Put	Goldman Sachs International	$2,961,099	42	$1,842
Euro Stoxx 50 Index – 6/19/2026 @ EUR 4,900	Put	Goldman Sachs International	2,679,090	38	22,432
Ishares MSCI Emerging Market ETF – 6/18/2026 @ $43	Put	Goldman Sachs International	5,910,000	1,000	14,000
Standard & Poor's 500 Index – 9/18/2026 @ $6,050	Put	Goldman Sachs International	2,775,612	4	53,160
Total Purchased Options					$91,434

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.64% (j)	226,062	$226,062

Other Assets, Less Liabilities – 0.9%		2,038,258
Net Assets – 100.0%		$229,600,435

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,805,632 and
$214,756,545, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,164,183, representing 6.6% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,980,000	USD	1,920,857	Deutsche Bank AG	2/12/2026	$154,236
AUD	8,013,000	USD	5,318,901	HSBC Bank	2/12/2026	260,871
AUD	1,629,000	USD	1,076,776	Morgan Stanley Capital Services LLC	2/12/2026	57,561
CAD	360,569	USD	263,055	Citibank N.A.	2/12/2026	1,847
CAD	4,464,000	USD	3,232,309	HSBC Bank	2/12/2026	47,291
CHF	1,484,000	USD	1,881,978	Citibank N.A.	2/12/2026	39,498
CHF	803,000	USD	1,001,714	HSBC Bank	2/12/2026	38,007
EUR	2,974,000	USD	3,454,429	HSBC Bank	2/12/2026	72,261
EUR	3,188,000	USD	3,772,996	Merrill Lynch International	2/12/2026	7,463
EUR	18,151	USD	21,237	Morgan Stanley Capital Services LLC	4/17/2026	354
GBP	970,000	USD	1,298,360	HSBC Bank	2/12/2026	28,922
GBP	461,000	USD	620,954	Morgan Stanley Capital Services LLC	2/12/2026	9,847
NOK	7,047,000	USD	687,903	Deutsche Bank AG	2/12/2026	43,811
NOK	11,301,000	USD	1,130,157	Goldman Sachs International	2/12/2026	43,264
NOK	89,770,893	USD	8,808,254	HSBC Bank	2/12/2026	512,967
NZD	12,897,000	USD	7,441,404	HSBC Bank	2/12/2026	326,444
SEK	25,829,000	USD	2,769,538	Citibank N.A.	2/12/2026	131,425
SEK	22,573,000	USD	2,439,620	HSBC Bank	2/12/2026	95,650
SEK	62,947,068	USD	6,658,812	State Street Corp.	2/12/2026	411,038
USD	173,823	BRL	909,113	Goldman Sachs International	2/03/2026	1,078
USD	170,770	BRL	909,113	Goldman Sachs International	5/05/2026	1,536
USD	172,533	HKD	1,339,000	Citibank N.A.	2/12/2026	1,064
USD	1,996,126	HKD	15,488,902	HSBC Bank	2/12/2026	12,659
USD	167,194	HKD	1,298,000	State Street Corp.	2/12/2026	976
USD	74,483	IDR	1,212,682,000	Citibank N.A.	2/12/2026	2,243
USD	674,567	INR	59,516,252	Citibank N.A.	2/12/2026	27,950
USD	126,155	INR	11,225,000	Morgan Stanley Capital Services LLC	2/12/2026	4,200
USD	9,288,271	JPY	1,347,832,584	Deutsche Bank AG	2/12/2026	572,563
USD	837,995	JPY	129,040,000	HSBC Bank	2/12/2026	3,563
USD	2,773,521	JPY	413,455,000	Morgan Stanley Capital Services LLC	2/12/2026	99,929
USD	561,096	KRW	775,715,800	JPMorgan Chase Bank N.A.	2/12/2026	21,992
USD	515,891	SGD	653,841	State Street Corp.	2/12/2026	1,590
USD	1,265,650	TWD	37,424,323	Citibank N.A.	2/12/2026	75,738
						$3,109,838
Liability Derivatives
BRL	909,114	USD	173,823	Barclays Bank PLC	2/03/2026	$(1,078)
BRL	909,113	USD	174,377	Goldman Sachs International	2/03/2026	(1,632)
JPY	143,746,000	USD	993,876	JPMorgan Chase Bank N.A.	2/12/2026	(64,348)
TWD	4,026,000	USD	129,096	JPMorgan Chase Bank N.A.	2/12/2026	(1,089)
USD	9,740,967	AUD	14,750,423	HSBC Bank	2/12/2026	(530,342)
USD	165,657	BRL	909,113	Barclays Bank PLC	2/03/2026	(7,088)
USD	727,563	CAD	1,012,000	HSBC Bank	2/12/2026	(15,930)
USD	1,619,327	CAD	2,244,000	JPMorgan Chase Bank N.A.	2/12/2026	(29,289)
USD	3,236,047	CAD	4,461,000	State Street Corp.	2/12/2026	(41,349)
USD	12,615,336	CHF	9,972,619	HSBC Bank	2/12/2026	(297,163)
USD	637,593	CHF	502,000	Morgan Stanley Capital Services LLC	2/12/2026	(12,394)
USD	2,958,140	CHF	2,318,000	State Street Corp.	2/12/2026	(43,196)
USD	201,623	CNY	1,409,000	Barclays Bank PLC	2/12/2026	(1,260)
USD	125,631	DKK	808,000	HSBC Bank	2/12/2026	(2,683)
USD	782,363	DKK	4,942,287	State Street Corp.	2/12/2026	(2,490)
USD	3,067,755	EUR	2,621,000	Goldman Sachs International	2/12/2026	(40,333)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	12,694,083	EUR	10,794,000	HSBC Bank	2/12/2026	$(105,881)
USD	11,232,087	EUR	9,533,334	State Street Corp.	2/12/2026	(72,927)
USD	8,224,127	GBP	6,146,795	HSBC Bank	2/12/2026	(186,729)
USD	1,182,303	GBP	895,000	JPMorgan Chase Bank N.A.	2/12/2026	(42,354)
USD	113,399	ILS	372,000	HSBC Bank	2/12/2026	(6,621)
USD	216,024	ILS	727,381	State Street Corp.	2/12/2026	(18,653)
USD	4,045,375	JPY	635,950,000	HSBC Bank	2/12/2026	(66,971)
USD	165,430	KRW	242,612,000	Barclays Bank PLC	2/12/2026	(3,179)
USD	117,085	MXN	2,241,897	State Street Corp.	2/12/2026	(11,099)
USD	855,910	NOK	8,532,000	Goldman Sachs International	2/12/2026	(29,997)
USD	902,217	NOK	9,134,000	HSBC Bank	2/12/2026	(46,198)
USD	2,347,696	NZD	4,060,000	HSBC Bank	2/12/2026	(97,637)
USD	4,896,561	NZD	8,308,842	State Street Corp.	2/12/2026	(107,844)
USD	1,502,076	SEK	13,977,000	Barclays Bank PLC	2/12/2026	(67,740)
USD	2,062,762	SEK	19,148,000	HSBC Bank	2/12/2026	(87,831)
USD	2,749,305	SEK	26,124,000	State Street Corp.	2/12/2026	(184,791)
USD	123,711	SGD	158,000	State Street Corp.	2/12/2026	(570)
USD	99,665	THB	3,204,240	Barclays Bank PLC	2/12/2026	(1,910)
USD	116,261	ZAR	2,078,796	Morgan Stanley Capital Services LLC	2/12/2026	(12,340)
						$(2,242,936)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,305	$4,640,887	February – 2026	$454,237
CAC 40 Index	Short	EUR	62	5,979,652	February – 2026	167,980
FTSE 100 Index	Short	GBP	21	2,927,988	March – 2026	8,803
FTSE MIB Index	Short	EUR	8	2,164,734	March – 2026	3,100
FTSE/JSE Top 40 Index	Short	ZAR	34	2,383,994	March – 2026	13,058
Hang Seng China Enterprises Index	Long	HKD	41	7,216,370	February – 2026	157,949
IBEX 35 Index	Long	EUR	33	6,991,731	February – 2026	75,455
KOSPI 200 Index	Long	KRW	2	267,994	March – 2026	65,262
Mexbol Index	Long	MXN	70	2,731,506	March – 2026	89,805
Mini Ibovespa	Long	BRL	14	97,004	February – 2026	7,840
S&P 500 Index	Short	USD	158	55,029,425	March – 2026	8,118
						$1,051,607
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	123	$10,937,348	March – 2026	$86,081
Euro-Bund 10 yr	Short	EUR	69	10,482,915	March – 2026	42,608
Long Gilt 10 yr	Short	GBP	52	6,464,359	March – 2026	116,173
U.S. Treasury Note 10 yr	Short	USD	151	16,886,047	March – 2026	201,312
U.S. Treasury Ultra Note 10 yr	Short	USD	11	1,255,719	March – 2026	14,662
						$460,836
						$1,512,443

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
DAX Index	Short	EUR	6	$4,376,786	March – 2026	$(27,487)
FTSE Taiwan Index	Short	USD	14	1,454,040	February – 2026	(3,409)
MSCI Singapore Index	Long	SGD	11	397,681	February – 2026	(1,557)
NSE IFSC NIFTY 50 Index	Short	USD	46	2,337,168	February – 2026	(133)
OMX 30 Index	Short	SEK	38	1,291,339	February – 2026	(14,222)
Russell 2000 Index	Short	USD	160	20,996,800	March – 2026	(88,302)
S&P MidCap 400 Index	Short	USD	53	18,271,750	March – 2026	(131,974)
S&P/ASX 200 Index	Short	AUD	49	7,529,685	March – 2026	(161,359)
S&P/TSX 60 Index	Long	CAD	18	4,898,263	March – 2026	(32,989)
						$(461,432)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	35	$2,660,276	March – 2026	$(22,436)
Japan Government Bond 10 yr	Long	JPY	16	13,606,617	March – 2026	(168,610)
U.S. Treasury Bond 30 yr	Long	USD	1	115,125	March – 2026	(1,785)
U.S. Treasury Note 2 yr	Long	USD	13	2,710,398	March – 2026	(5,102)
						$(197,933)
						$(659,365)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/19/36	USD	5,500,000	centrally cleared	1-day SOFR / Annually	3.775% / Annually	$40,223	$3,072	$43,295
3/15/56	USD	7,900,000	centrally cleared	1-day SOFR / Annually	4.115% / Annually	122,720	11,074	133,794
						$162,943	$14,146	$177,089
Liability Derivatives
Interest Rate Swaps
3/15/28	USD	23,600,000	centrally cleared	3.252% / Annually	1-day SOFR / Annually	$(35,356)	$(6,675)	$(42,031)
3/19/31	USD	29,900,000	centrally cleared	3.422% / Annually	1-day SOFR / Annually	(132,353)	(17,152)	(149,505)
						$(167,709)	$(23,827)	$(191,536)
At January 31, 2026, the fund had cash collateral of $299,661 and other liquid securities collateral with an aggregate value of $23,045,894 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$113,816,738	$0	$—	$113,816,738
Japan	8,762,134	—	—	8,762,134
France	7,292,717	—	0	7,292,717
United Kingdom	6,798,852	—	—	6,798,852
Canada	5,348,033	0	—	5,348,033
Germany	4,242,369	—	—	4,242,369
Switzerland	3,419,045	—	—	3,419,045
Taiwan	2,914,496	—	—	2,914,496
Sweden	2,165,805	—	—	2,165,805
Other Countries	15,040,286	66,550	—	15,106,836
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	675,575	—	675,575
Non - U.S. Sovereign Debt	—	1,593,539	—	1,593,539
Municipal Bonds	—	234,504	—	234,504
U.S. Corporate Bonds	—	29,165,808	—	29,165,808
Residential Mortgage-Backed Securities	—	650,126	—	650,126
Commercial Mortgage-Backed Securities	—	202,990	—	202,990
Asset-Backed Securities (including CDOs)	—	264,838	—	264,838
Foreign Bonds	—	11,784,644	—	11,784,644
Purchased Options	53,160	38,274	—	91,434
Investment Companies	13,031,694	—	—	13,031,694
Total	$182,885,329	$44,676,848	$0	$227,562,177
Other Financial Instruments
Futures Contracts – Assets	$1,512,443	$—	$—	$1,512,443
Futures Contracts – Liabilities	(659,365)	—	—	(659,365)
Forward Foreign Currency Exchange Contracts – Assets	—	3,109,838	—	3,109,838
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,242,936)	—	(2,242,936)
Swap Agreements – Assets	—	177,089	—	177,089
Swap Agreements – Liabilities	—	(191,536)	—	(191,536)
For further information regarding security characteristics, see the Portfolio of Investments.  At January 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at October 31, 2025.
(2) Securities Lending Collateral
At January 31, 2026, the value of securities loaned was $1,431,765. These loans were collateralized by cash of $226,062 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $1,306,772.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended January 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,916,784	$44,784,804	$43,896,031	$114	$(39)	$12,805,632

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$114,261	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2026, are as follows:
United States	66.8%
Japan	10.4%
Canada	9.9%
Spain	4.0%
Hong Kong	3.8%
Turkey	2.1%
Switzerland	1.8%
Mexico	1.7%
Germany	(4.5)%
Other Countries	4.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.